Pension and Other Employee Benefits - Components of Net Periodic Benefit Cost and Related Actuarial Assumptions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Pension And Other Employee Benefit Plans [Line Items]
Service cost
Interest cost	391	389	401
Expected return on plan assets
Amortization of prior service cost
Recognized net actuarial gain	(38)		(217)
Net periodic benefit cost	$ 353	$ 389	$ 184